Other Payables and Accrued Liabilities - Other Payables and Accrued Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Employee related liabilities	$ 297	$ 283
Employee compensated absences	111	104
Taxes other than income taxes	58	54
Advances	39	44
Payables to equity-method investments	49	49
Derivative instruments	44	25
Provision for restructuring	49	26
Defined benefit plans - current portion	9	8
Defined contribution plans - accrued benefits	16	16
Royalties	20	19
Others	58	75
Total	$ 750	$ 703